INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2025
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE

7.INVESTMENT IN JOINT VENTURE

The investment in joint venture balance consists of:

	At December 31	At December 31
(in thousands)	2025	2024

Investment in joint venture:
JCU	$19,450	$20,663
	$19,450	$20,663

A summary of the investment in JCU is as follows:

(in thousands)

Balance- December 31, 2024	$20,663
Investment at cost:
Equity share of loss	(1,213)
Balance- December 31, 2025	$19,450

JCU is a private company that holds a portfolio of twelve uranium project joint venture interests in Canada, including a 10% interest in the WRJV, a 30.099% interest in the Millennium project (Cameco Corporation 69.901%), a 33.8118% interest in the Kiggavik project (Orano Canada Inc. 66.1882%), and a 34.4508% interest in the Christie Lake project (Uranium Energy Corp. 65.5492%).

The following tables summarize the consolidated financial information of JCU on a 100% basis, taking into account adjustments made by Denison for equity accounting purposes (including fair value adjustments and differences in accounting policies). Denison records its equity share of earnings (loss) in JCU one month in arrears (due to the information not yet being available), adjusted for any known material transactions that have occurred up to the period end date on which Denison is reporting.

	At December 31	At December 31
(in thousands)	2025	2024

Total current assets(1)	$352	$3,226
Total non-current assets	39,227	38,838
Total current liabilities	(133)	(544)
Total non-current liabilities	(546)	(194)
Total net assets	$38,900	$41,326

	Twelve Months Ended	Twelve Months Ended
	November 30, 2025(2)	November 30, 2024(2)

Revenue	$—	$—
Net (loss) income	(2,426)	32
Other comprehensive income	—	—

JCU net asset reconciliation to Denison investment carrying value:
Adjusted net assets of JCU–at December 31	$41,326	$34,580
Net (loss) income	(2,426)	32
Investment from owners	—	6,714
Net assets of JCU–at November 30	$38,900	$41,326
Denison ownership interest	50.00%	50.00%
Investment in JCU	$19,450	$20,663
(1)	Included in current assets are $352,000 in cash and cash equivalents (December 31, 2024 - $3,226,000).
(2)	Represents JCU net loss for the twelve months ended November 30, 2025 (recorded one month in arrears), adjusted for differences in fair value allocations and accounting policies.